Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ 10.5	€ (24.5)	€ (13.2)	€ (21.7)	€ 8.5
Increase (decrease) due to changes in accounting policy required by IFRSs		(1.6)
Deferred hedging gains transferred to the carrying value of inventory	27.6
Change in fair value of hedging instrument recognized in OCI in the year	85.0	(83.7)	31.9
Reclassified to cost of goods sold		0.2	(21.8)
Reclassified from other comprehensive income to finance costs	(62.4)	66.2	(37.4)
Deferred tax income (expense) on cash flow hedge reserve	(13.6)	6.0	5.6
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	5.1	(4.5)	(6.8)		0.9
Increase (decrease) due to changes in accounting policy required by IFRSs		2.8
Change in fair value of hedging instrument recognized in OCI in the year	73.3	(63.7)	28.1
Reclassified to cost of goods sold		0.0	0.0
Reclassified from other comprehensive income to finance costs	(64.1)	66.2	(37.4)
Deferred tax income (expense) on cash flow hedge reserve	(2.4)	(0.2)	1.6
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	5.8	(20.0)	(6.4)		€ 7.6
Deferred hedging gains transferred to the carrying value of inventory	27.6
Change in fair value of hedging instrument recognized in OCI in the year	9.3	(20.0)	3.8
Reclassified to cost of goods sold		0.2	(21.8)
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	(11.1)	6.2	€ 4.0
Other reserves*
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	10.9
Increase (decrease) due to changes in accounting policy required by IFRSs		2.8
Deferred hedging gains transferred to the carrying value of inventory	27.6
Change in fair value of hedging instrument recognized in OCI in the year	82.6
Reclassified from other comprehensive income to finance costs	(64.1)
Deferred tax income (expense) on cash flow hedge reserve	(13.5)
Cost of Hedging reserve
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(0.4)
Increase (decrease) due to changes in accounting policy required by IFRSs		€ (4.4)
Change in fair value of hedging instrument recognized in OCI in the year	2.4
Reclassified from other comprehensive income to finance costs	1.7
Deferred tax income (expense) on cash flow hedge reserve	€ (0.1)